List of significant subsidiaries and associates	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
List of significant subsidiaries and associates
List of significant subsidiaries and associates

		% Ownership December 31,
		2013	2014
Subsidiaries (consolidated)	Location
ASM Europe BV -1-	Almere, the Netherlands	100%	100%
ASM United Kingdom Sales BV -1-	Almere, the Netherlands	100%	100%
ASM Germany Sales BV -1-	Almere, the Netherlands	100%	100%
ASM Pacific Holding BV -1- -3-	Almere, the Netherlands	100%	100%
ASM France SARL	Montpellier, France	100%	100%
ASM Belgium NV	Leuven, Belgium	100%	100%
ASM Italia Srl	Agrate, Italy	100%	100%
ASM Microchemistry Oy	Helsinki, Finland	100%	100%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100%	100%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100%	100%
ASM America, Inc	Phoenix, Arizona, United States of America	100%	100%
ASM Japan KK	Tokyo, Japan	100%	100%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100%	100%
ASM China Ltd	Shanghai, People’s Republic of China	100%	100%
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100%	100%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100%	100%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	100%	100%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100%	100%
ASM Genitech Korea Ltd	Cheonan, South Korea	100%	100%
ASM IP Holding BV -1-	Almere, the Netherlands	100%	100%

Associates (non-consolidated)
ASM Pacific Technology Ltd -2-	Kwai Chung, Hong Kong, People’s Republic of China	39.94%	39.75%

1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

2)
The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.

3)	Established in 2008, ASM Pacific Holding BV holds 39.75% of the shares in ASM Pacific Technology Ltd